UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC  20549
                                    Form 13F
                              Form 13F COVER PAGE


Report  for  the  Calendar  Year  or  Quarter  Ended:   9/30/10
                                                       ---------

Check  here  if  Amendment  [  ];  Amendment  Number:
  This  Amendment  (Check  only  one.):  [   ]  is  a  restatement.
                                         [   ]  adds  new  holdings  entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:     Harleysville  Group  Inc.
          -----------------------------
Address:  355  Maple  Avenue
          -----------------------------
          Harleysville,  PA  19438-2297
          -----------------------------

Form  13F  File  Number:  28-  4718
                              ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:    Mark  R.  Cummins
         ----------------------------------------
Title:   Executive  Vice  President  &  Treasurer
         ----------------------------------------
Phone:   215-256-5025
         ----------------------------------------

Signature,  Place,  and  Date  of  Signing:

    /s/  Mark  R.  Cummins      Harleysville,  PA      November  2,  2010
    ----------------------      -----------------      ------------------
    [Signature]                 [City,  State]         [Date]

Report  Type  (check  only  one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List  of  Other  Managers  Reporting  for  this  Manager:
[If  there  are  no  entries  in  this  list,  omit  this  section.]

     Form  13F  File  Number       Name

     28-
        -----------                ------------------------------
     [Repeat  as  necessary.]

                             Form 13F SUMMARY PAGE


Report  Summary:


Number  of  Other  Included  Managers:             0
                                               --------

Form  13F  Information  Table  Entry  Total:      23
                                               --------

Form  13F  Information  Table  Value  Total:   $473,895
                                               --------
                                            (in thousands)


List  of  Other  Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column heading and list entries.]

     No.          Form  13F  File  Number          Name

       0          28-4718                         NONE               .
     ---             ----          -----------------------------------
     [Repeat  as  necessary]

HARLEYSVILLE  GROUP  INC.
September  30,  2010
FORM  13F  INFORMATION  TABLE





COLUMN 1                      COLUMN 2        COLUMN 3     COLUMN 4  COLUMN 5              COLUMN 6    COLUMN 7  COLUMN 8
----------------------------  --------------  -----------  --------  --------------------  ----------  --------  ------------------
                                                           VALUE     SHARES/    SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP       (X$1000)   PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARE  NONE
----------------------------  --------------  -----------  --------  --------------------  ----------  --------  ------------------
AT&T INC                      COM             00206R-10-2    2,809      98,200  SH         SOLE        N/A          98,200
AUTOMATIC DATA PROCESSING     COM             053015-10-3    2,774      66,000  SH         SOLE        N/A          66,000
CHEVRONTEXACO CORP            COM             166764-10-0    2,845      35,100  SH         SOLE        N/A          35,100
CINCINNATI FINL CORP          COM             172062-10-1    2,780      96,475  SH         SOLE        N/A          96,475
COCA COLA CO                  COM             191216-10-0    2,809      48,000  SH         SOLE        N/A          48,000
CONOCOPHILLIPS                COM             20825C-10-4    2,841      49,475  SH         SOLE        N/A          49,475
CONSOLIDATED EDISON INC       COM             209115-10-4    2,749      57,000  SH         SOLE        N/A          57,000
DOMINION RES INC VA NEW       COM             25746U-10-9    2,757      63,150  SH         SOLE        N/A          63,150
EXXON MOBILE CORP             COM             30231G-10-2    2,799      45,300  SH         SOLE        N/A          45,300
FIRST NIAGARA GP INC          COM             33582v-10-8    1,644     141,099  SH         SOLE        N/A         141,099
HARLEYSVILLE SVGS FINL CO     COM             412865-10-7    1,803     123,748  SH         SOLE        N/A         123,748
INTEL CORP                    COM             458140-10-0    2,840     147,900  SH         SOLE        N/A         147,900
JOHNSON & JOHNSON             COM             478160-10-4    2,776      44,800  SH         SOLE        N/A          44,800
KIMBERLY CLARK CORP           COM             494368-10-3    2,700      41,500  SH         SOLE        N/A          41,500
LILLY ELI & CO                COM             532457-10-8    2,813      77,000  SH         SOLE        N/A          77,000
MCDONALDS CORP                COM             580135-10-1    2,757      37,000  SH         SOLE        N/A          37,000
PEPSICO INC                   COM             713448-10-8    2,764      41,600  SH         SOLE        N/A          41,600
PROCTER & GAMBLE CO           COM             742718-10-9    2,700      45,030  SH         SOLE        N/A          45,030
SOUTHERN CO                   COM             842587-10-7    2,780      74,650  SH         SOLE        N/A          74,650
SYSCO CORP                    COM             871829-10-7    2,695      94,500  SH         SOLE        N/A          94,500
VANGUARD INSTL TOTAL STOCK    EQUITY MUT FD   922040-40-7  241,330   9,393,926  SH         SOLE        N/A       9,393,926
VANGUARD FTSE ALL WORLD       EQUITY MUT FD   922042-78-3   63,702     712,791  SH         SOLE        N/A         712,791
VANGUARD VALUE ETF            EQUITY MUT FD   922908-74-4  115,428   2,370,188  SH         SOLE        N/A       2,370,188
